Employee Benefits Plan (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Postemployment Benefits [Abstract]
Defined contribution plan, cost	$ 2,493	$ 1,289